INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Net carrying amount		¥ 20,189	$ 2,810	¥ 19,381	¥ 643
Patent [Member]
IfrsStatementLineItems [Line Items]
Net carrying amount		385	51	349	490
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Net carrying amount		19,700	2,750	18,970
Software [Member]
IfrsStatementLineItems [Line Items]
Net carrying amount		104	$ 9	¥ 62	¥ 153
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	¥ 43,582	23,152
Additions	5
Transfer in		20,430
Balance at ending	43,587	43,582
Gross carrying amount [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	22,878	22,878
Additions
Transfer in
Balance at ending	22,878	22,878
Gross carrying amount [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	20,430
Additions
Transfer in		20,430
Balance at ending	20,430	20,430
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	274	274
Additions	5
Transfer in
Balance at ending	279	274
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(23,393)	(22,509)
Amortization charge	(813)	(884)
Balance at ending	(24,206)	(23,393)
Accumulated depreciation, amortisation and impairment [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(22,493)	(22,388)
Amortization charge	(36)	(105)
Balance at ending	(22,529)	(22,493)
Accumulated depreciation, amortisation and impairment [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(730)
Amortization charge	(730)	(730)
Balance at ending	(1,460)	(730)
Accumulated depreciation, amortisation and impairment [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(170)	(121)
Amortization charge	(47)	(49)
Balance at ending	¥ (217)	¥ (170)